Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies.
Commitments and Contingencies

11.  Commitments and Contingencies

Lease Commitments – On February 1, 2021, the Company entered into a lease with Gardens Bio Science Partners, LLC, an entity controlled by the Company’s co-founder and Chairman of the Company’s Board of Directors (the “Board”) . The leased premises consist of 20,000 square feet of office and warehouse space. The lease has a term of 10 years and an annual base rent of $260,000 subject to escalation of 2.5% on an annual basis. As of March 31, 2023, the future minimum lease payments under this arrangement approximated $2,385,000.

In February 2019, Legacy Molekule entered into a lease agreement for office space in San Francisco, California. The leased premises consist of 38,000 square feet of office space. The lease expires in August 2026. The lease calls for monthly base rental payments of $209,231 commencing in the first month and fixed annual base rental increases of 3%. Rent expense is accounted for on a straight-line basis. Rent expense under this lease was $584,366 for the three months ended March 31, 2023.

The Company leases office, warehouse and lab space under noncancelable leases with various expiration dates through 2026. Rent expense under these leases was $134,123 for the three months ended March 31, 2023. As of March 31, 2023, the future minimum lease payments under this arrangement approximated $10,161,134

Legal Proceedings

From time to time, the Company is subject to legal proceedings in the normal course of operating its business. The outcome of litigation, regardless of the merits, is inherently uncertain. In August 2022, the Company received notice of a complaint filed in the U.S. District Court for the Southern District of New York (the “Court”) by Sterilumen, Inc. (“Sterilumen”), a wholly-owned subsidiary of Applied UV, Inc., in connection with the marketing and sale of the Company’s patented air purification products. In the complaint, the plaintiff alleged trademark infringement, violation of fair competition practices and damages to Sterilumen. On March 13, 2023, the Court dismissed Sterilumen’s claims with prejudice and ruled that the Company’s counterclaims remained extant. The Company subsequently agreed with Sterilumen that Sterilumen will not challenge the Court’s dismissal and will not bring any future claim against the Company alleging infringement from the use of SteriDuct or AeroClean and that the Company will file a notice to dismiss its counterclaims without prejudice. The Company did not establish a contingency reserve related to this matter.

In November 2020, Legacy Molekule was named as the defendant in a class-action complaint in which the plaintiffs alleged that Legacy Molekule misrepresented the capabilities of its products. Legacy Molekule denied all allegations made by the plaintiffs. Without admitting any liability and solely for the purpose of eliminating the uncertainties and expenses of further protracted litigation, Legacy Molekule entered into a class-wide settlement of this matter, where the class was defined to include purchasers who bought Molekule devices from third-party retailers (e.g. Amazon, Best Buy). The settlement required dismissal of all remaining class-action claims against Legacy Molekule. The Court approved this settlement and entered judgment in the matter on January 25, 2022. The settlement is currently being administered with the cash settlement payment of $1,300,000 made in March 2022. As of March 31, 2023, the Company accrued a loss liability of $1,400,000 related to this matter and nil as of December 31, 2022.

The Company enters into agreements with its customers, business partners and other parties in the ordinary course of business that include provisions for the indemnification, holding harmless and defense of indemnified parties of varying scope and terms with respect to certain matters, including, but not limited to, losses arising out of the Company’s breach of such agreements and out of third-party IP infringement claims. In these circumstances, payment by the Company may be conditional on the other party making a claim pursuant to the procedures specified in the particular contract. In addition, the Company has indemnification agreements with its directors and executive officers. As of March 31, 2023, the Company had no other accrued liabilities related to other legal matters.

Indemnities, Commitments and Guarantees – Effective November 1, 2020, the Company executed employment agreements with two key members of management that will continue until terminated by either party. In the event of termination without cause, the Company is obligated to pay the executive their base salary for a period of six months. Further, in the event of termination without cause or resignation for good reason, or a change of control, each as defined in the agreements, within twelve months of such termination or resignation, each of the executives is entitled to accelerated vesting of any outstanding time-based equity awards. The employment agreements provide for a base salary and a discretionary annual bonus to be determined at the sole discretion of the Company’s Board of Managers, for periods prior to the Company’s incorporation in the State of Delaware (the “Corporate Conversion”) when it was a limited liability company, and the Company’s Board of Directors (in either case, the “Board”), for periods following the Corporate Conversion. The Company’s employment agreements generally provide for certain protections in the event of a change of control. These protections generally include the payment of severance under certain circumstances in the event of a change of control. On May 1, 2021, the employment agreements were amended to provide for the eligibility of each executive to receive restricted stock units upon the conversion of the Company to a Delaware corporation. Accordingly, the executives were granted an aggregate of 443,269 restricted stock units contemporaneously with the Public Offering. The Company also had agreements in place with independent contractors whereby the Company was required to compensate the independent contractors fifty percent in cash and fifty percent in equity. The equity consideration was contingent upon future events, including the conversion to a Delaware corporation and a new round of equity financing from third-party sources. On October 3, 2022, the employment agreements were amended in connection with the merger with Legacy Molekule and the executives were granted an aggregate of 732,090 of additional restricted stock units.

Guaranteed Payment – Effective August 10, 2022, Legacy Molekule entered into a Sales Agency Agreement (the “Agency Agreement”) with a company to develop a market for its products in the United States for a period of one year with mutual options to renew annually for up to a term of five years. The Agency Agreement provides for payments on a monthly basis to the agent of an amount equal to the greater of the commissions earned and a guaranteed minimum ranging from $502,500 to $667,500.

Registration Rights Agreement – In connection with the Company’s initial public offering (the “Public Offering”) the Company entered into a registration rights agreement with the Chairman of its Board and each of its other stockholders that held 10% or more of its outstanding common stock immediately upon completion of the Public Offering. On January 12, 2023, this registration rights agreement was amended and restated in connection with the Molekule Merger by and among the Company and certain stockholders of AeroClean Technologies, Inc. and Legacy Molekule (the “Registration Rights Agreement”). The Registration Rights Agreement provides the stockholders party thereto with certain “demand” and customary “piggyback” registration rights. The Registration Rights Agreement provides that the Company will pay certain expenses relating to such registrations and indemnify the registration rights holders against certain liabilities that may arise under the Securities Act of 1933, as amended.

9.	Commitments and Contingencies

Legal Proceedings

From time to time, the Company is subject to legal proceedings in the normal course of operating its business. The outcome of litigation, regardless of the merits, is inherently uncertain. In August 2022, the Company received notice of a complaint filed in the U.S. District Court for the Southern District of New York (the “Court”) by Sterilumen, Inc. (“Sterilumen”), a wholly-owned subsidiary of Applied UV, Inc., in connection with the marketing and sale of the Company’s patented air purification products. In the complaint, the plaintiff alleged trademark infringement, violation of fair competition practices and damages to Sterilumen. On March 13, 2023, the Court dismissed Sterilumen’s claims with prejudice and ruled that the Company’s counterclaims remained extant. The Company subsequently agreed with Sterilumen that Sterilumen will not challenge the Court’s dismissal and will not bring any future claim against the Company alleging infringement from the use of SteriDuct or AeroClean and that the Company will file a notice to dismiss its counterclaims without prejudice. The Company did not establish a contingency reserve related to this matter.

The Company is not currently party to any legal proceedings, the adverse outcome of which, individually or in the aggregate, it believes will have a material adverse effect on its business, financial condition or results of operations.

Indemnities, Commitments and Guarantees – Effective November 1, 2020, the Company executed employment agreements with two key members of management that will continue until terminated by either party. In the event of termination without cause, the Company is obligated to pay the executive their base salary for a period of six months. Further, in the event of termination without cause or resignation for good reason, or a change of control, each as defined in the agreements, within twelve months of such termination or resignation, each of the executives is entitled to accelerated vesting of any outstanding time-based equity awards. The employment agreements provide for a base salary and a discretionary annual bonus to be determined at the sole discretion of the Company’s Board of Managers, for periods prior to the Corporate Conversion, and the Company’s Board of Directors (in either case, the “Board”), for periods following the Corporate Conversion. The Company’s employment agreements generally provide for certain protections in the event of a change of control. These protections generally include the payment of severance under certain circumstances in the event of a change of control. On May 1, 2021, the employment agreements were amended to provide for the eligibility of each executive to receive restricted stock units upon the conversion of the Company to a Delaware corporation. See Note 3, Public Offering. Accordingly, the executives were granted an aggregate of 443,269 restricted stock units contemporaneously with the Public Offering. The Company also had agreements in place with independent contractors whereby the Company was required to compensate the independent contractors fifty percent in cash and fifty percent in equity. The equity consideration was contingent upon future events, including the conversion to a Delaware corporation and a new round of equity financing from third- party sources. On October 3, 2022, the employment agreements were amended in connection with the merger with Molekule Inc. See Note 15. Subsequent Events. Accordingly, the executives were granted an aggregate of 705,090 restricted stock units.

Guaranteed Payment – Effective August 10, 2022 the Company entered into a Sales Agency Agreement (the “Agency Agreement”) with a company to develop a market for its products in the United States for a period of one year with mutual option to renew annually for up to a term of five years. The Agency Agreement provides for payments on a monthly basis to the agent of an amount equal to the greater of the commissions earned and a guaranteed minimum ranging from $502,500 to $667,500. The Company expensed approximately $350,000 during the year ended December 31, 2022 in connection with the Agency Agreement.

Registration Rights Agreement – In connection with the Public Offering the Company entered into a registration rights agreement with the Chairman of its board and each of its other stockholders that held 10% or more of its outstanding common stock immediately upon completion of the Public Offering, providing (x) our Chairman with “demand” registration and customary “piggyback” registration rights, and (y) the other stockholders party to the registration rights agreement with customary “piggyback” registration rights. The registration rights agreement provides that the Company will pay certain expenses relating to such registrations and indemnify the registration rights holders against certain liabilities that may arise under the Securities Act of 1933, as amended.